As filed with the Securities and Exchange	Registration No. 333-70600
Commission on December 23, 2008	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
POST-EFFECTIVE AMENDMENT NO. [ 24 ]
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. [ ]
(Check appropriate box or boxes)

SEPARATE ACCOUNT B
(Exact name of Registrant)
ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code (610) 425-3400
Michael A. Pignatella, Counsel	John S. (Scott) Kreighbaum, Esq.
ING	ING Americas (U.S. Legal Services)
One Orange Way, C1S	1475 Dunwoody Drive
Windsor, CT 06095-4774	West Chester, PA 19308-1478
(860) 580-2831	(610) 425-3404
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement
It is proposed that this filing will become effective (check appropriate box):
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on _____________________ pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on _____________________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group and Individual Deferred Variable Annuity Contract

                                                            PARTS A AND B

The Prospectus and the Statement of Additional Information each dated April 28, 2008 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 24 by reference to Registrant’s filings under Rule 497(c) as filed on April 29, 2008; under Rule 497(e)
as filed on June 27, 2008, June 30, 2008, August 7, 2008 and September 11, 2008; and under
Rule 485(b) as filed on August 22, 2008.

A supplement dated December 23, 2008 to the Prospectus is included in Part A of this Post-
Effective Amendment No. 24.

ING USA Annuity and Life Insurance Company
and its Separate Account B
ING Rollover ChoiceSM Variable Annuity Contracts
Supplement dated December 23, 2008 to the Contract Prospectus dated April 28, 2008, as amended

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus dated April 28, 2008. Please read it carefully and keep it with your current Contract Prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

The following contains changes to the contract’s MGIB rider, ING LifePay Plus rider, and ING Joint LifePay Plus rider, and applies to contracts or riders issued on or after January 12, 2009, subject to state approval.

1.	The “Optional Rider Charges” sub-section of the “Fees and Expenses” section on page 2 of your Contract Prospectus is deleted and replaced with the following:
Optional Rider Charges[1]

Minimum Guaranteed Income Benefit rider:

As an Annual Charge (Charge Deducted Quarterly)
0.60% of the MGIB Benefit Base[2]

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider[3] :

As an Annual Charge - Currently (Charge Deducted Quarterly)	Maximum Annual Charge
0.65% of the ING LifePay Plus Base	1.30% of the ING LifePay Plus Base

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider[4] :

As an Annual Charge–Currently (Charge Deducted Quarterly)	Maximum Annual Charge
0.90% of the ING Joint LifePay Plus Base	1.50% of the ING Joint LifePay Plus Base

[1]	Optional rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. The basis for an optional rider charge is sometimes a benefit base or contract value, as applicable. Optional rider charges are deducted from the contract value in your subaccount allocations (and/or your Fixed Interest Allocations if there is insufficient contract value in the subaccounts). These tables contain the charges for the current versions of these riders. For information about previous versions of these riders, including charges, see Appendix K and Appendix L.
[2]	For more information about how the MGIB Benefit Base is determined, please see “Optional Riders–Minimum Guaranteed Income Benefit (MGIB) Rider–Determining the MGIB Benefit Base.”
[3]	The ING LifePay Plus Base is calculated based on premium if this rider is elected at contract issue. The current annual charge is 0.55% for riders issued prior to January 12, 2009. The ING LifePay Plus Base is calculated based on contract value if this rider is added after contract issue. The charge for this rider can increase upon an Annual Ratchet once the
Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five rider years. For more information about the ING LifePay Plus Base and Annual Ratchet, please see “Charges and
Fees–Optional Rider Charges–ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider
Charge” and “Optional Riders–ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”)
Rider–Annual Ratchet.”
[4]	The ING Joint LifePay Plus Base is calculated based on premium if this rider is elected at contract issue. The current annual charge is 0.80% for riders issued prior to January 12, 2009. The ING Joint LifePay Plus Base is calculated based on contract value if this rider is added after contract issue. The charge for this rider can increase upon an Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five rider years. For more information about the ING Joint LifePay Plus Base and Annual Ratchet, please see
“Charges and Fees–Optional Rider Charges–ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING
Joint LifePay Plus) Rider Charge” and “Optional Riders–ING Joint LifePay Plus Minimum Guaranteed Withdrawal
Benefit (“ING Joint LifePay Plus”) Rider–Annual Ratchet.”

X.70600-08F	1 of 7	December 2008

2.	The first two paragraphs of the “ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus)
Rider Charge” sub-section of the “Charges and Fees” section on page 13 of your Contract Prospectus are deleted and replaced with the following:

The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.30%	0.65%

This quarterly charge is a percentage of the ING LifePay Plus Base. The current annual charge is 0.55% for riders issued prior to January 12, 2009. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. A quarterly contract anniversary occurs each quarter of a contract year from the contract date. The charge will be pro-
rated when the rider is terminated. Charges will no longer be deducted once your rider enters Lifetime Automatic
Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING LifePay Plus rider upon an
Annual Ratchet (Quarterly Ratchet for riders issued prior to January 12, 2009) once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We will not increase the charge for your first five years after the effective date of the rider. For more information about how this rider works, including when Lifetime Automatic Periodic Benefit Status begins, please see “Optional Riders–ING
LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider.”

3.	The first paragraph of the “ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus)
Rider Charge” sub-section of the “Charges and Fees” section on page 14 of your Contract Prospectus is deleted and replaced with the following:

The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	0.90%

This quarterly charge is a percentage of the ING Joint LifePay Plus Base. The current annual charge is 0.80% for riders issued prior to January 12, 2009. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. A quarterly contract anniversary occurs each quarter of a contract year from the contract date. The charge will be pro-
rated when the rider is terminated. Charges will no longer be deducted once your rider enters Lifetime Automatic
Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING LifePay Plus rider upon an
Annual Ratchet (Quarterly Ratchet for riders issued prior to January 12, 2009) once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We will not increase the charge for the first five years after the effective date of the rider. You will never pay more than new issues of this rider, subject to the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic Benefit Status begins, please see “Optional Riders–ING Joint LifePay
Plus Minimum Guaranteed Withdrawal Benefit Rider.”

4.	The fifth sentence in the “Highlights” subsection of the “ING LifePay Plus Minimum Guaranteed Withdrawal
Benefit (“ING LifePay Plus”) Rider section on page 27 of your Contract Prospectus is deleted and replaced with the following:

The ING LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly Ratchets
and 7% Compounding Step-Ups for riders issued before January 12, 2009), and subject to any adjustment for any Excess Withdrawals.

X.70600-08F	2 of 7	December 2008

5.	The fifth sentence in the “Highlights” subsection of the “ING Joint LifePay Plus Minimum Guaranteed Withdrawal
Benefit (“ING Joint LifePay Plus”) Rider section on page 35 of your Contract Prospectus is deleted and replaced with the following:

The ING Joint LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly
Ratchets and 7% Compounding Step-Ups for riders issued before January 12, 2009), and subject to any adjustment for any Excess Withdrawals.

6.	The “Quarterly Ratchet” and “7% Compounding Step-Up” subsections of the “ING LifePay Plus Minimum
Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider section on page 28 of your Contract Prospectus is deleted and replaced with the following:

Annual Ratchet. The ING LifePay Plus Base is recalculated on each contract anniversary -- to equal the greater of:
a) the current ING LifePay Plus Base; or b) the current contract value. We call this recalculation an Annual Ratchet.

For riders issued before January 12, 2009, the ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). In this circumstance, we call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING LifePay Plus rider upon an Annual Ratchet. You will never pay more than new issues of the ING LifePay Plus rider, subject to the maximum annual charge, and we will not increase this charge for your first five years after the rider effective date. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet, and our written notice will outline the procedure you will need to follow to do so. Please note, however, that from then on the ING LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentage is below under “Maximum Annual
Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual
Ratchet.

For riders issued before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly
Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum charge, and we promise not to increase the charge for your first five contract years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome as noted above.

6% Compounding Step-Up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS no withdrawals were taken during the preceding contract year. The recalculated ING Joint LifePay Plus Base will equal the greatest of a) the current ING Joint LifePay
Plus Base; b) the current contract value; and c) the ING Joint LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding
Step-Up.

Please note there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not pro-rated. For riders added to existing contracts (a post contract issuance election), the first opportunity for a 6% Compounding
Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

For riders issued before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up. The 7% Compounding Step-Up is not pro-rated.

7.	The “Quarterly Ratchet” and “7% Compounding Step-Up” subsections of the “ING Joint LifePay Plus Minimum
Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider section on page 36 of your Contract Prospectus is deleted and replaced with the following:

Annual Ratchet. The ING Joint LifePay Plus Base is recalculated on each contract anniversary -- to equal the greater of: a) the current ING Joint LifePay Plus Base; or b) the current contract value. We call this recalculation an
Annual Ratchet.

X.70600-08F	3 of 7	December 2008

For riders issued before January 12, 2009, the ING Joint LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). In this circumstance, we call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING Joint LifePay
Plus rider upon an Annual Ratchet. You will never pay more than new issues of the ING Joint LifePay Plus rider, subject to the maximum annual charge, and we will not increase this charge for your first five years after the rider effective date. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, that from then on the ING Joint LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentage is below under “Maximum Annual
Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual
Ratchet.

For riders issued before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly
Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum charge, and we promise not to increase the charge for your first five contract years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome, as noted above.

6% Compounding Step-Up. The ING Joint LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS no withdrawals were taken during the preceding contract year. The recalculated ING Joint LifePay Plus Base will equal the greatest of a) the current ING Joint LifePay
Plus Base; b) the current contract value; and c) the ING Joint LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding
Step-Up.

Please note there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not pro-rated. For riders added to existing contracts (a post contract issuance election), the first opportunity for a 6% Compounding
Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

For riders issued before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up. The 7% Compounding Step-Up is not pro-rated.
8.	The first two paragraphs of the “Maximum Annual Withdrawal” subsection of the “ING LifePay Plus Minimum
Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider section on page 29 of your Contract Prospectus is deleted and replaced with the following:

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING LifePay Plus rider guarantees to be available for withdrawal from the contract in any contract year. The Maximum Annual
Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the Maximum Annual
Withdrawal Percentage, based on the annuitant’s age, multiplied by the ING LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:
Maximum Annual Withdrawal Percentage	Age
4%	59½ - 64
5%	65+

           The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is recalculated
           (for example, upon an Annual Ratchet or 6% Compounding Step-Up). In addition, the Maximum Annual
           Withdrawal Percentage can increase with the Annual Ratchet as the annuitant grows older.

X.70600-08F	4 of 7	December 2008

9.	The last sentence of the third paragraph of the “Required Minimum Distribution” subsection of the “ING LifePay
Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider section on page 30 and the “ING Joint
LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider section on page 37 of your Contract Prospectus are deleted and replaced with the following:

Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets
(Quarterly Ratchets for riders issued before January 12, 2009) or upon spousal continuation of the ING
LifePay Plus rider.

10.	The fourth paragraph of the “Lifetime Automatic Periodic Benefit Status” subsection of the “ING LifePay Plus
Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider section on page 30 of your Contract
Prospectus is deleted and replaced with the following:

In the event contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic
Periodic Benefit Status is deferred until the contract anniversary on or after the annuitant is age 59½. During this time, the ING LifePay Plus rider’s death benefit remains payable upon the annuitant’s death, and the ING LifePay
Plus rider remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups for riders issued before
January 12, 2009). Once the ING LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the Maximum Annual Withdrawal Percentage multiplied by the
ING LifePay Plus Base.

11.	The second sentence of the fourth paragraph of the “Lifetime Automatic Periodic Benefit Status” subsection of the
“ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider section on page 38 of your Contract Prospectus is deleted and replaced with the following:

During this time, the ING Joint LifePay Plus rider’s death benefit remains payable upon the annuitant’s death, and the ING Joint LifePay Plus rider remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups
for riders issued before January 12, 2009).

12.	The “Investment Option Restrictions” and “Accepted Funds” subsections of the “ING LifePay Plus Minimum
Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider section on page 31 and the “ING Joint LifePay Plus
Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider section on page 39 of your Contract
Prospectus are deleted and replaced with the following:

Investment Option Restrictions. While this rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such contract value in the Fixed Allocation Funds, which percentage depends on the rider’s purchase date:

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

         See “Fixed Allocation Funds Automatic Rebalancing,” below for more information. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the contract. The rider will not be issued until your contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

         Accepted Funds. Currently, the Accepted Funds are:

ING Liquid Assets Portfolio
ING Solution 2015 Portfolio
ING Solution 2025 Portfolio
ING Solution 2035 Portfolio
ING Solution Income Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
Fixed Account II
Fixed Interest Division

X.70600-08F	5 of 7	December 2008

If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:
● ING Franklin Templeton Founding Strategy Portfolio; and
● ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
No rebalancing is necessary when contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

13.	The first sentence of the first paragraph of the “Fixed Allocation Funds Automatic Rebalancing” section of the
“ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider section on page 31 of your Contract Prospectus is deleted and replaced with the following:

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the specified percentage noted above of the total contract value allocated among the Fixed Allocation Funds and
Other Funds on any ING LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that a specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date, as noted in
“Investment Options Restrictions,” above.

14.	The first sentence of the first paragraph of the “Fixed Allocation Funds Automatic Rebalancing” section of the
“ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider section on page 39 of your Contract Prospectus is deleted and replaced with the following:

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the specified percentage noted above of the total contract value allocated among the Fixed Allocation Funds and
Other Funds on any ING Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that a specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date, as noted in
“Investment Options Restrictions,” above.

15.	The second sentence of the third paragraph of the “ING LifePay Plus Death Benefit Base” section of the “ING
LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider section on page 32 of your
Contract Prospectus is deleted and replaced with the following:

Please note that the ING LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6%
Compound Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups for riders issued prior to
January 12, 2009).

16.	The second sentence of the third paragraph of the “ING Joint LifePay Plus Death Benefit Base” section of the “ING
Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider section on page 40 of your Contract Prospectus is deleted and replaced with the following:

Please note that the ING Joint LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or
6% Compound Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups for riders issued prior to
January 12, 2009).

17.	Appendix H on page H1 of your Contract Prospects is deleted and replaced with Appendix H, attached to this Supplement.

X.70600-08F	6 of 7	December 2008

APPENDIX H

                                         Examples of Minimum Guaranteed Income Benefit Calculation

Example 1
Age				Contract with
		Contract without	Contract with	the MGIB Rider
		the MGIB Rider	the MGIB Rider	Before 1/12/2009
55	Initial Value	$100,000	$100,000	$100,000
	Accumulation Rate	0.0%	0.00%	0.00%
	Rider Charge	0.0%	0.60%	0.60%
65	Contract Value	$100,000	$92,219	$92,219
	Contract Annuity Factor	4.71	4.71	4.71
	Monthly Income	$471.00	$434.35	$434.35
	MGIB Rollup	n/a	$162,889	$162,889
	MGIB Ratchet	n/a	$100,000	$100,000
	MGIB Annuity Factor	n/a	4.17	4.43
	MGIB Income	n/a	$679.25	$721.60
	Income	$471.00	$679.25	$721.60
Example 2
Age				Contract with
		Contract without	Contract with	the MGIB Rider
		the MGIB Rider	the MGIB Rider	Before 1/12/2009
55	Initial Value	$100,000	$100,000	$100,000
	Accumulation Rate	3.0%	3.0%	3.0%
	Rider Charge	0.0%	0.60%	0.60%
65	Contract Value	$134,392	$125,479	$125,479
	Contract Annuity Factor	4.71	4.71	4.71
	Monthly Income	$632.98	$591.01	$591.01
	MGIB Rollup	n/a	$162,889	$162,889
	MGIB Ratchet	n/a	$125,479	$125,479
	MGIB Annuity Factor	n/a	4.17	4.43
	MGIB Income	n/a	$679.25	$721.60
	Income	$632.98	$679.25	$721.60
Example 3
Age				Contract with
		Contract without	Contract with	the MGIB Rider
		the MGIB Rider	the MGIB Rider	Before 1/12/2009
55	Initial Value	$100,000	$100,000	$100,000
	Accumulation Rate	8.0%	8.0%	8.0%
	Rider Charge	0.0%	0.60%	0.60%
65	Contract Value	$215,892	$203,538	$203,538
	Contract Annuity Factor	4.71	4.71	4.71
	Monthly Income	$1,016.85	$958.66	$959.93
	MGIB Rollup	n/a	$162,889	$162,889
	MGIB Ratchet	n/a	$203,538	$203,808
	MGIB Annuity Factor	n/a	4.17	4.17
	MGIB Income	n/a	$848.75	$902.87
	Income	$1,016.85	$958.66	$959.93

The Accumulation Rates shown are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges. Fees and charges are not assessed against the MGIB Rollup Rate.

X.70600-08F	7 of 7	December 2008

                                                   SEPARATE ACCOUNT B
                                          PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
Financial Statements:
(a)	(1)	Incorporated by reference in Part A:
Condensed Financial Information
	(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2007
		-	Statements of Operations for the year ended December 31, 2007
		-	Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006
		-	Notes to Financial Statements
Financial Statements of ING USA Annuity and Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Operations for the years ended December 31, 2007, 2006 and
2005
		-	Balance Sheets as of December 31, 2007 and 2006
		-	Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2007, 2006 and 2005
		-	Statements of Cash Flows for the years ended December 31, 2007, 2006 and
2005
		-	Notes to Financial Statements
(b)	Exhibits
	(1)		Resolution of the Board of Directors of ING USA Annuity and Life
Insurance Company authorizing the establishment of the Registrant ●
Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).
	(2)		Not applicable
	(3.1)		Amendment to and Restatement of the Distribution Agreement between ING
USA and Directed Services, Inc. effective January 1, 2004 ● Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on
April 9, 2004 (File Nos. 333-90516, 811-5626).
	(3.2)		Master Selling Agreement ● Incorporated by reference to Registration
Statement on Form N-4 for Separate Account B filed with the Securities and
Exchange Commission on May 12, 2006 (File Nos. 333-70600; 811-5626).

(4.1)	Variable Annuity Group Master Contract (GA-MA-1102) • Incorporated by
reference to Pre-Effective Amendment No. 1 to the Registration Statement
on Form N-4 for Separate Account B filed with the Securities and Exchange
Commission on December 11, 2001 (File Nos. 333-70600; 811-5626).
(4.2)	Variable Annuity Contract (GA-IA-1102) • Incorporated by reference to
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4
for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File No. 333-70600).
(4.3)	Variable Annuity Certificate (GA-CA1102) • Incorporated by reference to
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4
for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File No. 333-70600).
(4.4)	GET Fund Rider (GA-RA-1085) • Incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on
December 11, 2001 (File No. 333-70600).
(4.5)	Section 72 Rider • Incorporated by reference to Pre-Effective Amendment
No. 1 to the Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on December 11, 2001
(File No. 333-70600).
(4.6)	Waiver of Surrender Charge Rider • Incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on
December 11, 2001 (File No. 333-70600).
(4.7)	Simple Retirement Account Rider • Incorporated herein by reference to
Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File No.
033-23351).
(4.8)	403(b) Rider • Incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File No. 033-
23351).
(4.9)	Individual Retirement Annuity Rider • Incorporated herein by reference to
Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File No.
033-23351).

(4.10)	ROTH Individual Retirement Annuity Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement
on Form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 15,
2003 (File No. 033-23351).
(4.11)	Death Benefit Option Package Endorsement (GA-RA-1117) • Incorporated
herein by reference to Post-Effective Amendment No. 4 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on
August 1, 2003 (File No. 333-70600).
(4.12)	Company Address and Name Change Endorsement • Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement
on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on February
13, 2004 (File No. 333-28679).
(4.13)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING
Life Pay) (IU-RA-3023) • Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on July 20,
2006 (File No. 333-70600).
(4.14)	Sample Schedule Page Entries for Minimum Guaranteed Withdrawal Benefit
Rider with Reset (Life Pay) (IU-RA-3023) • Incorporated by reference to
Post-Effective Amendment No. 15 to Registration Statement on Form N-4
for Separate Account B filed with the Securities and Exchange Commission on July 20, 2006 (File No. 333-70600).
(4.15)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING
Joint Life Pay) (IU-RA-3029) • Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on July 20,
2006 (File No. 333-70600).
(4.16)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING
Joint Life Pay) (IU-RA-3061) • Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on August
15, 2007 (File No. 333-70600).
(4.17)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (Life
Pay) (IU-RA-3062) • Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on August
15, 2007 (File No. 333-70600).

(4.18)	Variable Annuity Application (GA-CDF-1105(08/07)) • Incorporated by
reference to Post-Effective Amendment No. 20 to Registration Statement on
Form N-4 for Separate Account B filed with the Securities and Exchange
Commission on August 15, 2007 (File No. 333-70600).
(5)	Variable Annuity Application (GA-CDF-1105(08/06)) • Incorporated by
reference to Post-Effective Amendment No. 16 to Registration Statement on
Form N-4 for Separate Account B filed with the Securities and Exchange
Commission on August 3, 2006 (File No. 333-70600).
(6.1)	Restated Articles of Incorporation Providing for the Redomestication of
Golden American Life Insurance Company dated July 2 and 3, 2003, effective January 1, 2004 • Incorporated by reference to Company's 10-K, as filed with the SEC on March 29, 2004 (File No. 033-87270).
(6.2)	Amendment to Articles of Incorporation Providing for the Name Change of
Golden American Life Insurance Company dated November 20, 2003, effective January 1, 2004 • Incorporated by reference to the Company's 10-
K, as filed with the SEC on March 29, 2004 (File No. 033-87270).
(6.3)	Amendment to Articles of Incorporation Providing for the Change in Purpose
and Powers of ING USA Annuity and Life Insurance Company dated
March 3 and 4, 2004, effective March 11, 2004 • Incorporated by reference to the Company's 10-Q, as filed with the SEC on May 17, 2004 (File No.
033-87270).
(6.4)	Amended and Restated By-Laws of ING USA Annuity and Life Insurance
Company, effective January 1, 2005 • Incorporated by reference to
Registrant’s Form 10-K as filed with the Securities and Exchange
Commission on May 13, 2005 (File No. 33-87270).
(6.5)	Resolution of the Board of Directors for Powers of Attorney, dated
(04/23/99) • Incorporated by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life
Insurance Separate Account B filed with the Securities and Exchange
Commission on April 23, 1999 (File No. 333-28679).
(7)	Not applicable
(8.1)	Fund Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
March 1, 1996 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund and Fidelity Distributors Corporation •
Incorporated by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on
February 11, 1997.

(8.2)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund and Fidelity Distributors Corporation • Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 033-34370), as filed on September 29, 1997.
(8.3)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund and Fidelity Distributors Corporation •
Incorporated by reference to Post-Effective Amendment No. 16 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on
February 9, 1998.
(8.4)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
1997 and November 6, 1997 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund and Fidelity Distributors
Corporation • Incorporated by reference to Registration Statement on Form
N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.5)	Eighth Amendment dated as of December 1, 1999 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and
Annuity Company, Variable Insurance Products Fund and Fidelity
Distributors Corporation • Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(8.6)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
1997, November 6, 1997 and May 1, 1998 between ING Life Insurance and
Annuity Company (formerly known as Aetna Life Insurance and Annuity
Company), Variable Insurance Products Fund and Fidelity Distributors
Corporation • Incorporated by reference to Post-Effective Amendment No.
46 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 15, 2008.

(8.7)	Fund Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
March 1, 1996 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund II and Fidelity Distributors Corporation •
Incorporated by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on
February 11, 1997.
(8.8)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund II and Fidelity Distributors Corporation • Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 033-34370), as filed on September 29, 1997.
(8.9)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund II and Fidelity Distributors Corporation •
Incorporated by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form S-6 (File No. 033-75248), as filed on
February 24, 1998.
(8.10)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
1997 and January 20, 1998 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund II and Fidelity Distributors
Corporation • Incorporated by reference to Registration Statement on Form
N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.11)	Eighth Amendment dated December 1, 1999 to Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and
Annuity Company, Variable Insurance Products Fund II and Fidelity
Distributors Corporation • Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.

(8.12)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
1997, January 20, 1998 and May 1, 1998 between ING Life Insurance and
Annuity Company (formerly known as Aetna Life Insurance and Annuity
Company), Variable Insurance Products Fund II and Fidelity Distributors
Corporation • Incorporated by reference to Post-Effective Amendment No.
46 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 15, 2008.
(8.13)	Letter Agreement dated May 16, 2007 between Reliastar Life Insurance
Company of New York, Fidelity Distributors Corporation, Variable
Insurance Products Fund, Variable Insurance Products Fund II and Variable
Insurance Products Fund V • Incorporated by reference to Pre-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on September 5, 2007.
(8.14)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial
Advisers, LLC • Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.15)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and
Fidelity Distributors Corporation • Incorporated by reference to Post-
Effective Amendment No. 33 to Registration Statement on Form N-4 (File
No. 033-75988), as filed on August 5, 2004.
(8.16)	First Amendment effective April 1, 2005 to Service Contract between
Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated
June 1, 2002 and amended on June 20, 2003 • Incorporated by reference to
Post-Effective Amendment No. 47 to Registration Statement on Form N-4
(File No. 033-75962), as filed on November 21, 2006.
(8.17)	Second Amendment effective April 1, 2006 to Service Contract between
Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated
June 1, 2002 and amended on June 20, 2003 and April 1, 2005 •
Incorporated by reference to Post-Effective Amendment No. 47 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.

(8.18)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.19)	Amended and Restated Participation Agreement as of December 30, 2005 by
and among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-
85618), as filed on February 1, 2007.
(8.20)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton
Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
ING Life Insurance and Annuity Company, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, LLC •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.21)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005 between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
April 11, 2006.
(8.22)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton
Variable Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York •
Incorporated by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.

(8.23)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, The GCG Trust (renamed effective May 1, 2003,
ING Investors Trust) and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-
1A (File No. 033-23512), as filed on August 1, 2003.
(8.24)	Amendment dated October 9, 2006 to the Participation Agreement dated
April 30, 2003 among ING Life Insurance and Annuity Company, ING
Investors Trust and Directed Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 47 to Registration Statement on Form N-4
(File No. 033-75962), as filed on November 21, 2006.
(8.25)	Second Amended and Restated Fund Participation Agreement dated
September 2, 2003 as amended and restated on May 17, 2004 and further amended and restated on January 1, 2007 among ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company of New York, ING
Investors Trust, ING Investments, LLC, ING Funds and Distributors, LLC,
American Funds Insurance Series and Capital Research and Management
Company • Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July
6, 2007.
(8.26)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna
Investment Services, LLC • Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002.
(8.27)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002) and Aetna Investment Services, LLC (to be
renamed ING Financial Advisers, LLC) to Participation Agreement dated
November 28, 2001 • Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002.
(8.28)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC to the
Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 • Incorporated by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.

(8.29)	Amendment dated November 1, 2004 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and
ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on
Form N-1A (File No. 333-32575), as filed on April 1, 2005.
(8.30)	Amendment dated April 29, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004 •
Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April
11, 2006.
(8.31)	Amendment dated August 31, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29,
2005 • Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April
11, 2006.
(8.32)	Amendment dated December 7, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and
ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004,
April 29, 2005, and August 31, 2005 • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File
No. 033-81216), as filed on April 11, 2006.
(8.33)	Amendment dated April 28, 2006 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29,
2005, August 31, 2005 and December 7, 2005 • Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-134760), as filed on June
6, 2006.
(8.34)	Shareholder Servicing Agreement (Service Class Shares) dated as of
November 27, 2001 between Portfolio Partners, Inc. and Aetna Life
Insurance and Annuity Company • Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 8, 2002.

(8.35)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002) to the Shareholder Servicing Agreement
(Service Class Shares) dated November 27, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 8, 2002.
(8.36)	Amendment dated May 1, 2003 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on
March 5, 2002 • Incorporated by reference to Post-Effective Amendment
No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.37)	Amendment dated November 1, 2004 to the Shareholder Servicing
Agreement (Service Class Shares) by and between ING Partners, Inc. and
ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to
Initial Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.38)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.39)	Amendment dated December 7, 2005 to the Shareholder Servicing
Agreement (Service Class Shares) by and between ING Partners, Inc. and
ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29,
2005 • Incorporated by reference to Initial Registration Statement on Form
N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.40)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and
December 7, 2005 • Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-134760), as filed on June 6, 2006.

(8.41)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as
filed on June 8, 1998.
(8.42)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity
Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on December 14, 1998.
(8.43)	Second Amendment dated December 31, 1999 to Fund Participation
Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
on behalf of each of its series and Aeltus Investment Management, Inc. •
Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(8.44)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December
31, 1999 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.45)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999 and February 11, 2000 by and among Aetna Life Insurance and
Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. • Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 4, 2000.
(8.46)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000 and May 1, 2000 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by
reference to Post-Effective Amendment No. 24 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.47)	Sixth Amendment dated June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna
Life Insurance and Annuity Company, Aeltus Investment Management, Inc.
and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement
on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.48)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.49)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
(8.50)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity
Company in connection with the sale of shares of Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series • Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 4, 2000.
(8.51)	Third Amendment dated May 1, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and
Annuity Company in connection with the sale of shares of Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series • Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 4, 2000.
(8.52)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with
Investment Advisor effective as of May 1, 1998, as amended on November
4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.

(8.53)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim
Variable Products Trust, Aetna Life Insurance and Annuity Company and
ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective
Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on July 13, 2001.
(8.54)	Amendment dated August 30, 2002 between ING Life Insurance and
Annuity Company, ING Variable Products Trust (formerly known as Pilgrim
Variable Products Trust) and ING Funds Distributor to Fund Participation
Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(8.55)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity
Company (Administrator for ING Variable Products Trust) • Incorporated
by reference to Post-Effective Amendment No. 28 to Registration Statement
on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.56)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective
October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.57)	Fund Participation Agreement dated March 11, 1997 between Aetna Life
Insurance and Annuity Company, Oppenheimer Variable Annuity Account
Funds and OppenheimerFunds, Inc. • Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File
No. 033-34370), as filed on April 16, 1997.
(8.58)	First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Oppenheimer
Variable Annuity Account Funds and OppenheimerFunds, Inc. dated March
11, 1997 • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(8.59)	Second Amendment dated May 1, 2004 to Fund Participation Agreement between ING Life Insurance and Annuity Company, OppenheimerFunds,
Inc. and Oppenheimer Variable Annuity Account Funds dated March 11,
1997 and amended December 1, 1999 • Incorporated by reference to Post-
Effective Amendment No. 39 to Registration Statement on Form N-4 (File
No. 033-75988), as filed on April 10, 2007.

(8.60)	Third Amendment dated August 15, 2007 to Fund Participation Agreement between ING Life Insurance and Annuity Company, OppenheimerFunds,
Inc. and Oppenheimer Variable Annuity Account Funds dated March 11,
1997, and amended on December 1, 1999 and May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement
on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.61)	Service Agreement effective as of March 11, 1997 between
OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company •
Incorporated by reference to Post-Effective Amendment No. 27 to
Registration Statement on Form N-4 (File No. 033-34370), as filed on April
16, 1997.
(8.62)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Pre-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.63)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable
Insurance Trust and PA Distributors LLC • Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 11, 2005.
(8.64)	First Amendment dated August 15, 2007 to Participation Agreement by and between ING Life Insurance and Annuity Company, ReliaStar Life
Insurance Company, PIMCO Variable Insurance Trust and Allianz Global
Investors Distributors LLC dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.65)	Services Agreement dated as of May 1, 2004 between PIMCO Variable
Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company • Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 11, 2005.
(8.66)	First Amendment dated August 15, 2007 to Services Agreement between
PIMCO Variable Insurance Trust, ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company dated as of May 1, 2004 •
Incorporated by reference to Post-Effective Amendment No. 51 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on May
23, 2008.

(8.67)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company • Incorporated by
reference to Post-Effective Amendment No. 38 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.68)	First Amendment dated August 15, 2007 to Services Agreement between
Pacific Investment Management Company LLC (“PIMCO”), ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company and
Allianz Global Investors Distributors LLC effective as of May 1, 2004 •
Incorporated by reference to Post-Effective Amendment No. 51 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on May
23, 2008.
(8.69)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors
LLC, ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.70)	Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity
Company, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. • Incorporated by reference to Post-Effective Amendment
No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.71)	Amendment No. 1 is made and entered into as of May 1, 2004 to
Participation Agreement between Pioneer Variable Contracts Trust and ING
Life Insurance and Annuity Company f/k/a Aetna Life Insurance and
Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. dated July 1, 2001 • Incorporated by reference to Post-
Effective Amendment No. 40 to Registration Statement on Form N-4 (File
No. 033- 75962), as filed on April 13, 2005.
(8.72)	Amendment No. 2 is made and entered into as of August 15, 2007 to
Participation Agreement between Pioneer Variable Contracts Trust, ING
Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Pioneer Investment
Management, Inc. and Pioneer Funds Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on
Form N-4 (File No. 333- 139695), as filed on December 21, 2007.

(8.73)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October
16, 2007 between Pioneer Investment Management Shareholder Services,
Inc., ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney • Incorporated by reference to Post-Effective
Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-
70600), as filed on April 17, 2008.

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Valerie G. Brown[1]	President
Thomas J. McInerney[2]	Director and Chairman
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director and Senior Vice President
David A. Wheat[3]	Director, Executive Vice President and Chief
Financial Officer
Bridget M. Healy[4]	Director
Robert G. Leary[4]	Director
J. Randolph Dobo[5]	President, ING Institutional Markets
Steven T. Pierson[3]	Senior Vice President and Chief Accounting Officer
Daniel P. Mulheran[6]	Senior Vice President
Michel G. Perreault[1]	Senior Vice President and Appointed Actuary
Stephen J. Preston[1]	Senior Vice President
Boyd G. Combs[3]	Senior Vice President, Tax
David S. Pendergrass[3]	Senior Vice President and Treasurer
Catherine Banks[1]	Vice President, Compliance
Bradley E. Barks[3]	Vice President
Linda M. Beblo[1]	Vice President
Jeoffrey A. Block[7]	Vice President
Mary A. Broesch[1]	Vice President and Actuary
Robert P. Browne[3]	Vice President, Investments
Michele M. Burkholder[1]	Vice President
Kevin L. Christensen[7]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
A. Bayard Closser	Vice President
Cincinnati, OH 45243
Sue A. Collins[2]	Vice President
Monte J. Combe[5]	Vice President
Patricia M. Corbett[7]	Vice President
Kimberly Curley[5]	Vice President and Actuary
Karen Czizik[5]	Vice President
Joseph Elmy[3]	Vice President, Tax
Shari A. Enger[1]	Vice President
Ronald E. Falkner[2]	Vice President, Corporate Real Estate
John P. Foley[1]	Vice President, Investments
Julie A. Foster[7]	Vice President
Saskia M. Goedhart[1]	Vice President
Deborah T. Hall[1]	Vice President, Compliance
Steven J. Haun[7]	Vice President
June P. Howard[3]	Vice President
Irene R. Jensen[1]	Vice President
Kenneth E. Lacy[3]	Vice President
Richard K. Lau[1]	Vice President and Actuary
Frederick C. Litow[3]	Vice President
William L. Lowe[2]	Vice President
Alan S. Lurty[1]	Vice President
Thomas A. Lutter[1]	Vice President
Christopher P. Lyons[3]	Vice President, Investments

Name and Principal	Positions and Offices with
Business Address	Depositor
Gil E. Mathis[3]	Vice President, Investments
Gregory R. Michaud[3]	Vice President, Investments
Paul L. Mistretta[3]	Vice President
Maurice M. Moore[3]	Vice President, Investments
Michael J. Murphy[1]	Vice President
Todd E. Nevenhoven[7]	Vice President
Laurie J. Rasanen	Vice President
2000 21st Avenue
Minot, ND 58703
Srinivas D. Reddy[2]	Vice President
Kevin J. Reimer[3]	Vice President
Linda E. Senker[1]	Vice President and Chief Compliance Officer
Spencer T. Shell[3]	Vice President, Assistant Treasurer and Assistant
Secretary
Eric J. Steelman[1]	Vice President
Sandra L. Stokley[7]	Vice President
Alice Su1	Vice President and Actuary
Chad Tope[7]	Vice President
Mary A. Tuttle[5]	Vice President
William J. Wagner[5]	Vice President
Kurt W. Wassenar[3]	Vice President, Investments
Christopher R. Welp[7]	Vice President
Michellen A. Wildin[5]	Vice President
Kristi L. Wohlwend[7]	Vice President, Compliance
Joy M. Benner[6]	Secretary

Name and Principal	Positions and Offices with
Business Address	Depositor
Edward Attarian[1]	Assistant Secretary
Eric G. Banta[5]	Assistant Secretary
Jane A. Boyle[2]	Assistant Secretary
Diana R. Cavender[6]	Assistant Secretary
Maria C. Foster[6]	Assistant Secretary
Linda H. Freitag[3]	Assistant Secretary
Daniel F. Hinkel[3]	Assistant Secretary
Joseph D. Horan[3]	Assistant Secretary
Megan A. Huddleston[2]	Assistant Secretary
Rita J. Kummer[3]	Assistant Secretary
Terri W. Maxwell[3]	Assistant Secretary
James M. May, III[3]	Assistant Secretary
John R. Oberg[6]	Assistant Secretary
Melissa A. O’Donnell[6]	Assistant Secretary
Randall K. Price[6]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Susan M. Vega[6]	Assistant Secretary
Glenn A. Black[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James H. Taylor[3]	Tax Officer

*      These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
2	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.

3	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4	The principal business address of these directors and this officer is 230 Park Avenue, 13th Floor, New York, New York 10169.
5	The principal business address of these officers is 1290 Broadway, 15th Floor, Denver, Colorado 80203.
6	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
7	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Pre-Effective Amendment No. 1 to Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver
Insurance Company (File No. 333-153338), as filed with the Securities and Exchange
Commission on November 14, 2008.

Item 27. Number of Contract Owners

As of November 28, 2008, there were 324,189 qualified contract owners and 204,682 non-
qualified contract owners in ING USA’s Separate Account B.

Item 28. Indemnification

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional
Liability umbrella insurance policy issued by an international insurer. The policy covers ING
America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings,
Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings,
Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000.

The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of
1933, and therefore may be unenforceable. In the event that a claim of such indemnification
(except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding)
is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance
Company. Directed Services LLC is the principal underwriter for Separate Account
A, Separate Account B, Separate Account EQ (formerly Equitable Life Insurance
Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New
York Separate Account NY-B, Alger Separate Account A of ING USA and the ING
Investors Trust.

(b)	The following information is furnished with respect to the officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
A. Bayard Closser	Director and President
Cincinnati, OH 45243
Robert J. Hughes[1]	Director
Shaun P. Mathews[2]	Director and Executive Vice President
Kimberly A. Anderson[3]	Senior Vice President
Ernest J. C’Debaca[3]	Senior Vice President and Investment Advisor Chief
Compliance Officer
Michael J. Roland[3]	Senior Vice President
Stanley D. Vyner	Senior Vice President
230 Park Ave., 13th Floor
New York, NY 10169

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Richard E. G. Gelfand[1]	Chief Financial Officer
Bruce Kuenne[1]	Attorney-in-Fact
Beth G. Shanker	Broker Dealer Chief Compliance Officer
1290 Broadway
Denver, CO 80203
Julius A. Drelick, III[3]	Vice President
William A. Evans[2]	Vice President
Todd R. Modic[3]	Vice President
David S. Pendergrass[4]	Vice President and Treasurer
Spencer T. Shell[4]	Vice President and Assistant Treasurer
Joy M. Benner[5]	Secretary
Diana R. Cavender[5]	Assistant Secretary
Randall K. Price[5]	Assistant Secretary
Susan M. Vega[5]	Assistant Secretary
G. Stephen Wastek[3]	Assistant Secretary

1	The principal business address of these directors and these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
2	The principal business of this director and these officers is 10 State House Square, Hartford, Connecticut 06103.
3	The principal business address of this director and these officers is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.
4	The principal business of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327-4390.
5	The principal business address of these officers is 20 Washington Avenue south, Minneapolis, MN 55401.

(c)	Compensation to Principal Underwriter:
(1)	(2)	(3)	(4)	(5)
	2007 Net
Name of	Underwriting
Principal	Discounts and	Compensation	Brokerage
Underwriter	Commissions	on Redemption	Commissions	Compensation
Directed	$553,818,186	$0	$0	$0
Services LLC

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by the Depositor and located at 909 Locust Street, Des Moines, Iowa
50309, 1475 Dunwoody Drive, West Chester, Pennsylvania 19380, 5780 Powers Ferry Road,
N.W., Atlanta, Georgia 30327-4390, and at One Orange Way, Windsor, Connecticut 06156-
4774.

Item 31. Management Services

None.

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional
Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this form N-4 promptly upon written or oral request.

The Company hereby represents:

1.	The account meets the definition of a “separate account” under federal securities laws.
2.	That the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-
70600) and has duly caused this Post-Effective Amendment to be signed on its behalf in the
Town of Windsor, State of Connecticut, on the 23rd day of December, 2008.
SEPARATE ACCOUNT B
(Registrant)
By:	ING USA ANNUITY AND LIFE INSURANCE
COMPANY
(Depositor)
By:	Valerie G. Brown*
Valerie G. Brown
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 24 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Valerie G. Brown*	President	)
Valerie G. Brown	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) December
Thomas J. McInerney		) 23, 2008
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Bridget M. Healy*	Director	)
Bridget M. Healy		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)
David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

*Executed by Michael A. Pignatella on behalf of those indicated pursuant to Power of Attorney

SEPARATE ACCOUNT B
EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.9	Opinion and Consent of Counsel	_______
99-B.10	Consent of Independent Registered Public Accounting Firm	_______